Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information
Entity Registrant Name	Eastside Distilling, Inc.
Entity Central Index Key	0001534708
Document Type	S-1
Entity Trading Symbol	ESDI
Document Period End Date	Dec. 31, 2014
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the securities act of 1933 or until the registration statement shall become effective on such date as the commission, acting pursuant to said section 8(a), may determine.
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company